<		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2006

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, October 10, 2006

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      241     7412 SH       Sole                     7412
Anadarko Petroleum             COM              032511107    10670   243450 SH       Sole                   243450
Blue Pearl Mining Ltd.         COM              09578T109      422    80000 SH       Sole                    80000
Consol Energy, Inc.            COM              20854P109     9225   290750 SH       Sole                   290750
Ecolab Inc.                    COM              278865100    12610   294500 SH       Sole                   294500
Exelon Corp.                   COM              30161N101      151     2500 SH       Sole                     2500
Fastenal Co.                   COM              311900104    12150   315000 SH       Sole                   315000
Gardner Denver, Inc.           COM              365558105    11985   362300 SH       Sole                   362300
Goldcorp Inc.                  COM              380956409    22500   953400 SH       Sole                   953400
Hathor Exploration             COM              419018106      449   560000 SH       Sole                   560000
Henry Schein Inc.              COM              806407102    17143   341900 SH       Sole                   341900
Japan Small Cap. Fd            COM              47109U104    13471  1095200 SH       Sole                  1095200
Johnson & Johnson              COM              478160104    12147   187050 SH       Sole                   187050
Jumbo Development              COM              48138P108       40   740000 SH       Sole                   740000
Kit Resources                  COM              498020106      449   700000 SH       Sole                   700000
Linear Technology              COM              535678106    17762   570770 SH       Sole                   570770
Mettler-Toledo Int'l           COM              592688105    20062   303274 SH       Sole                   303274
Portfolio Recovery             COM              73640Q105    13837   315400 SH       Sole                   315400
Robert Half Int'l              COM              770323103    15798   465050 SH       Sole                   465050
St. Mary Land & Exp.           COM              792228108    29368   800000 SH       Sole                   800000
Walgreen Co.                   COM              931422109    18129   408400 SH       Sole                   408400
Waters Corporation             COM              941848103    17776   392570 SH       Sole                   392570
Western Refining, Inc.         COM              959319104      442    19000 SH       Sole                    19000